Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Trade accounts and notes receivable, allowance for doubtful accounts	¥ 7,293	¥ 7,904
Other assets, allowance for doubtful accounts	¥ 23,036	¥ 23,275
Common stock, authorized	7,086,000,000	7,086,000,000
Common stock, issued	1,811,428,430	1,811,428,430
Treasury stock, shares	9,128,871	9,126,716